Fees Summary	Feb. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,000
Previously Paid Amount	0.00
Total Fee Amount	1.53
Total Offset Amount	0.00
Net Fee	1.53
Narrative - Max Aggregate Offering Price	$ 10,000
Final Prospectus	true